Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables
Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost. Contingent consideration is measured at fair value.

	2020	2019
	£m	£m
Trade payables	2,205	2,404
Deferred payables	137	217
Customer contributions¹	84	87
Social security and other taxes	202	159
Contingent consideration²	30	—
Other payables	944	902
	3,602	3,769

1.	From government-related entities.

2.	Contingent consideration relates to the acquisition of Geronimo (see note 38).